DISCONTINUED OPERATION (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Cost of Sales
Loss before taxation	$ (5,878)
Tanker business [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	52,980
Cost of Sales
Voyage expenses	(421)
Vessel operating costs	(1,942)
Other expenses	(61)
Cost of ship sale	(50,580)
Gross loss	(24)
Other operating expense	(2,986)
Administrative expense	(2,253)
Share of losses of joint ventures	(1)
Interest income	35
Interest expense	(649)
Income tax benefit	2,713
Net loss attributable to discontinued operation (attributable to the owners of the Company)	$ (3,165)